Average Annual Total Returns		9 Months Ended	12 Months Ended		60 Months Ended	93 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bancreek U.S. Large Cap ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			14.36%	6.45%
Performance Inception Date	Dec. 20, 2023
Bancreek U.S. Large Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			14.26%	6.33%
Bancreek U.S. Large Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.11%	3.90%
Bancreek International Large Cap ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.47%		12.04%
Performance Inception Date	Mar. 20, 2024
Bancreek International Large Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.26%		11.89%
Bancreek International Large Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.77%		7.45%
Saba Closed-End Funds ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				15.53%	13.35%	11.28%
Performance Inception Date	Mar. 20, 2017
Saba Closed-End Funds ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				13.32%	9.70%	7.57%
Saba Closed-End Funds ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				10.60%	9.01%	7.20%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			21.97%	17.88%	14.42%	14.72%
MSCI WORLD ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI WORLD ex USA Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		16.97%		31.85%
iBoxx Liquid High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	iBoxx Liquid High Yield Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent				8.83%	4.34%	4.98%